RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Fair value (gains) losses (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair value losses (gains) on financial instruments
Fair value losses (gains) on financial instruments, net		$ 17,296	$ (11,383)
Foreign exchange collar contracts, net
Fair value losses (gains) on financial instruments
Fair value losses (gains) on financial instruments, net		(3,076)	2,426
Derivatives, net
Fair value losses (gains) on financial instruments
Fair value losses (gains) on financial instruments, net	$ 12,400	$ 20,372	$ (13,809)